Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2012 Driver Ic Reporting Unit [Member]	Oct. 31, 2011 Driver Ic Reporting Unit [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Corporate straight bond and concersion option, Fair Value Disclosure		$ 571.9	$ 367.4
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Term	9 months 22 days
Fair Value Assumptions, Expected Volatility Rate	46.35%
Weighted Average Cost Of Capital		21.30%	23.00%
Long Term Growth Rate		1.10%	(8.00%)
Percentage Of Variation Between Fair Value and Carrying Amount		54.30%	7.60%